Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Liability in Respect of Government Grants [Abstract]
Schedule of reimbursement of research expenses
	December 31, 2022	December 31, 2021

At January 1, 2022	302	372
Amounts received during the year, non- capitalized	-	107
Exchange rate differences	(41)	10
Amounts recognized as an offset from research and development expenses	-	(255)
Revaluation of the liability	137	68
As of December 31, 2022	398	302